Cover	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document type	6-K
Document fiscal year focus	2023
Entity file number	001-40795
Entity registrant name	On Holding AG
Amendment flag	false
Document fiscal period focus	Q2
Entity central index key	0001858985
Current fiscal year end date	--12-31
Document period end date	Jun. 30, 2023